TRADE PAYABLES AND ACCRUED LIABILITIES	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
TRADE PAYABLES AND ACCRUED LIABILITIES

NOTE 8 – TRADE PAYABLES AND ACCRUED LIABILITIES

	December 31, 2024	December 31, 2023
Trade payables	$322,235	$157,705
VAT, income and dividend taxes payable	29,625	28,027
Salaries payable	50,078	72,783
	$401,938	$258,515